Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning balance	$ (607)	$ 160	$ 717
Net gain/(loss) on Foreign Currency Transaction	(283)	(767)	(547)
Ending balance	(890)	(607)	160
Total AOCI ending balance at December 31	(890)	(607)	160
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Net gain/(loss) on foreign currency translation, tax adjustment	0	0	0
Accumulated Other Comprehensive Income (Loss) [Member]
Cumulative Translation Adjustment Summary [Roll Forward]
Other Comprehensive Income/(Loss), Net of Tax	(283)	(767)	(557)
Affiliated Entity [Member]
Cumulative Translation Adjustment Summary [Roll Forward]
Net gain/(loss) on Foreign Currency Transaction	0	0	(10)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Net gain/(loss) on foreign currency translation, tax adjustment	$ 0	$ 0	$ 0